Schedule of bank loans (Details)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 SGD ($)	Dec. 31, 2023 SGD ($)
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Carrying amount	$ 381,159	$ 520,740	$ 1,275,625
Secured Fixed Rate Bank Loans [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Carrying amount	381,159	520,740	1,275,625
Within 1 year	381,159	520,740	754,024
2026			521,601
2027
2028
2029
Thereafter